Taxation - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Current income tax expense	¥ 12,753		¥ 2,588	¥ 6,540
Deferred income (benefit) tax	1,912	$ 293	1,178	(2,107)
Income tax expense	¥ 14,665	$ 2,248	¥ 3,766	¥ 4,433